SCHEDULE OF INTANGIBLE ASSETS (Details) - GNQ INSILICO INC [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Amortization	$ (69,547)		$ (69,553)
Drug Assessment Platform [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets beginning balance	1,606,604	605,830	605,830
Additions: Capitalized costs	150,056		1,070,327	605,830
Amortization	(69,547)		(69,553)
Intangible assets ending balance	1,687,113		1,606,604	605,830
Digital Twins Platform [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets beginning balance	463,768	14,806	14,806
Additions: Capitalized costs	186,401		448,962	14,806
Amortization
Intangible assets ending balance	650,169		463,768	14,806
Drug Simulation Platform [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets beginning balance	184,227
Additions: Capitalized costs	27,000		184,227
Amortization
Intangible assets ending balance	211,227		184,227
Finite Lived Intangible Assets Net [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets beginning balance	2,254,599	$ 620,636	620,636
Additions: Capitalized costs	363,457		1,703,516	620,636
Amortization	(69,547)		(69,553)
Intangible assets ending balance	$ 2,548,509		$ 2,254,599	$ 620,636